Financial Instruments - Fair Value of Financial Assets and Liabilities Measured at Other than Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 3,466	$ 3,653
Other financial assets (FVTPL) | Amortized cost
Disclosure of fair value measurement of liabilities [line items]
Financial assets	26	37
Exchangeable securities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	744	739
Long-term debt
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,323	3,518
Recurring fair value measurement | Other financial assets (FVTPL) | Amortized cost
Disclosure of fair value measurement of liabilities [line items]
Financial assets	26	37
Recurring fair value measurement | Exchangeable securities | Financial liabilities at fair value through profit or loss, category
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	718	685
Recurring fair value measurement | Long-term debt | Financial liabilities at fair value through profit or loss, category
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,104	3,200
Recurring fair value measurement | Level I | Other financial assets (FVTPL) | Amortized cost
Disclosure of fair value measurement of liabilities [line items]
Financial assets	0	0
Recurring fair value measurement | Level I | Exchangeable securities | Financial liabilities at fair value through profit or loss, category
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Recurring fair value measurement | Level I | Long-term debt | Financial liabilities at fair value through profit or loss, category
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Recurring fair value measurement | Level II | Other financial assets (FVTPL) | Amortized cost
Disclosure of fair value measurement of liabilities [line items]
Financial assets	26	37
Recurring fair value measurement | Level II | Exchangeable securities | Financial liabilities at fair value through profit or loss, category
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	718	685
Recurring fair value measurement | Level II | Long-term debt | Financial liabilities at fair value through profit or loss, category
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,104	3,200
Recurring fair value measurement | Level III | Other financial assets (FVTPL)
Disclosure of fair value measurement of liabilities [line items]
Financial assets	56	31
Recurring fair value measurement | Level III | Other financial assets (FVTPL) | Amortized cost
Disclosure of fair value measurement of liabilities [line items]
Financial assets	0	0
Recurring fair value measurement | Level III | Financial liabilities at fair value through profit or loss, category
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	203	813
Recurring fair value measurement | Level III | Exchangeable securities | Financial liabilities at fair value through profit or loss, category
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Recurring fair value measurement | Level III | Long-term debt | Financial liabilities at fair value through profit or loss, category
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 0	$ 0